Annual Total Returns (Bar Chart) (Invesco V.I. Dividend Growth Fund, Series II shares, Invesco V.I. Dividend Growth Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Dividend Growth Fund | Series II shares, Invesco V.I. Dividend Growth Fund
Annual Total Returns
'01	(5.42%)
'02	(18.23%)
'03	27.52%
'04	8.21%
'05	5.35%
'06	10.83%
'07	3.90%
'08	(36.46%)
'09	23.94%
'10	10.20%